UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 61,960	$ 4,785	$ 111	$ 1,134
Restricted cash	6	6	5	220
License and service receivable		0	2,359	0
Unbilled receivable		0	359	0
Prepaid expenses and other current assets	1,422	479	142	194
Total current assets	63,388	5,270	2,976	1,548
Property and equipment, net		0	0	35
Operating lease right-of-use asset, net		0	0	129
Total assets	63,388	5,270	2,976	1,712
Current liabilities:
Accounts payable	3,028	2,713	5,346	5,699
Accrued expenses	2,047	1,613	1,446	1,161
Advances from collaboration partners	11,831	11,816	13,347	12,966
Current portion of long-term debt	0	1,000	6,516	2,219
Accrued interest on debt	0	35	557	48
Warrant liabilities	62	0	0	376
Current portion of operating lease liability		0	4	133
Derivative liabilities		0	95	95
Total current liabilities	16,968	17,177	27,311	22,697
Long-term debt, net of current portion		0	0	1,612
Operating lease liability		0	0	2
Total liabilities		17,177	27,311	24,311
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock	0	0	0	0
Common stock	40	4	3	3
Additional paid-in capital	355,216	288,669	270,247	268,840
Accumulated deficit	(308,836)	(300,580)	(294,585)	(291,442)
Total stockholders' equity (deficit)	46,420	(11,907)	(24,335)	(22,599)
Total liabilities and stockholders' equity (deficit)	$ 63,388	$ 5,270	$ 2,976	$ 1,712